Annual Total Returns[BarChart] - Invesco AMT-Free Municipal Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.40%	18.97%	(6.66%)	15.64%	5.19%	2.51%	5.96%	7.42%	12.06%	7.51%